INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
Schedule of total gross carrying value and accumulated amortization of intangible assets
The following table summarizes the movement in the net book value of intangible assets for the years ended December 31:

Net book value	Telecommuni-cation licenses, frequencies & permissions	Software	Brands and trademarks	Customer relationships	Other intangible assets	Goodwill	Total

As of January 1, 2019	1,195	264	178	177	25	3,816	5,655

Additions	50	177	—	—	12	—	239
Disposals	—	—	—	—	(2)	—	(2)
Amortization charge for the year	(159)	(155)	(30)	(42)	(8)	—	(394)
Impairment	(3)	—	—	—	—	(54)	(57)
Transfer	—	8	—	—	(8)	—	—
Translation adjustment	17	22	1	7	3	197	247

As of December 31, 2019	1,100	316	149	142	22	3,959	5,688

Additions	53	188	3	5	5	13	267
Disposals	—	(6)	—	—	—	—	(6)
Amortization charge for the year	(139)	(159)	(23)	(15)	(7)	—	(343)
Impairment	(5)	(3)	—	—	—	(723)	(731)
Transfer	—	6	—	—	(6)	—	—
Translation adjustment	(88)	(41)	(12)	(16)	1	(567)	(723)

As of December 31, 2020	921	301	117	116	15	2,682	4,152
Cost	2,170	1,041	457	1,530	148	4,845	10,191
Accumulated amortization and impairment	(1,249)	(740)	(340)	(1,414)	(133)	(2,163)	(6,039)

Schedule of changes in goodwill per cash-generating unit
During the year, the movement in goodwill for the Group, per CGU, consisted of the following:

CGU	December 31, 2020	Impairment	Translation adjustment	Addition	December 31, 2019

Russia	1,131	(723)	(424)	13	2,265
Algeria	1,053	—	(114)	—	1,167
Pakistan	324	—	(11)	—	335
Kazakhstan	140	—	(14)	—	154
Uzbekistan	34	—	(4)	—	38

Total	2,682	(723)	(567)	13	3,959

CGU	December 31, 2019	Impairment	Translation adjustment	December 31, 2018

Russia	2,265	—	247	2,018
Algeria	1,167	—	(9)	1,176
Pakistan	335	—	(36)	371
Kazakhstan	154	—	1	153
Kyrgyzstan	—	(54)	—	54
Uzbekistan	38	—	(6)	44

Total	3,959	(54)	197	3,816

Schedule of capital commitments for the future purchase of intangible assets
Capital commitments for the future purchase of equipment are as follows as of December 31:

	2020	2019

Less than 1 year	747	677
Between 1 and 5 years	19	19

Total commitments	766	696
Capital commitments for the future purchase of intangible assets are as follows as of December 31:

	2020	2019

Less than 1 year	31	77
Between 1 and 5 years	—	5

Total commitments	31	82

Schedule of estimated useful lives
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets. The useful of life of VEON's assets generally fall within the following ranges:

Class of property and equipment	Useful life
Telecommunication equipment	3 – 20 years
Buildings and constructions	10 – 50 years
Office and other equipment	3 – 10 years
Right-of-use assets	Equivalent lease term
The amortization period and the amortization method for intangible assets with finite useful lives are reviewed at least annually and fall within the following ranges:

Class of intangible asset	Useful life
Telecommunications licenses, frequencies and permissions	3 - 20 years
Software	3 - 10 years
Brands and trademarks	3 - 15 years
Customer relationships	10 - 21 years
Other intangible assets	4 - 10 years